14. INCOME TAXES (Details-Income tax provision) (USD $)	3 Months Ended		12 Months Ended		41 Months Ended	44 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014
Federal:
Current			$ 0	$ 0
Deferred			1,266,000	1,209,000
Total federal income tax expense			1,266,000	1,209,000
State and local:
Current			0	0
Deferred			196,000	187,000
Total state and local income tax expense			196,000	187,000
Change in valuation allowance			(1,462,000)	(1,396,000)
Income tax provision (benefit)	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0